GOODWILL (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning balance, as of January 1	$ 707,939	$ 695,027
Goodwill from acquisitions		8,598
Functional currency translation adjustments	(13,161)	4,314
Ending balance, as of December 31	694,778	707,939
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	380,200	368,303
Goodwill from acquisitions		8,598
Functional currency translation adjustments	(8,197)	3,299
Ending balance, as of December 31	372,003	380,200
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	58,918	58,454
Goodwill from acquisitions
Functional currency translation adjustments	(3,572)	464
Ending balance, as of December 31	55,346	58,918
Financial Crime and Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	268,821	268,270
Goodwill from acquisitions
Functional currency translation adjustments	(1,392)	551
Ending balance, as of December 31	$ 267,429	$ 268,821